Cash Generated From Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 278	$ (63)	$ 269
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	3	(10)	(19)
Amortisation of tangible assets (note 4)	625	817	789
Finance costs and unwinding of obligations (note 7)	178	169	180
Environmental, rehabilitation and other expenditure	(35)	(30)	(13)
Special items	106	394	44
Amortisation of intangible assets (notes 4 and 15)	5	6	20
Fair value adjustments	3	0	(9)
Interest received	(17)	(15)	(22)
Share of associates and joint ventures’ (profit) loss (note 8)	(122)	(22)	(11)
Exchange loss on foreign currency reserve release	0	0	60
Movements in working capital	(131)	(156)	(76)
Other non-cash movements	39	61	90
Cash generated from operations	932	1,151	1,302
(Increase) decrease in inventories	(9)	(67)	(48)
(Increase) decrease in trade, other receivables and other assets	(72)	(86)	(131)
Increase (decrease) in trade, other payables and deferred income	(50)	(3)	103
Movements in working capital	$ (131)	$ (156)	$ (76)